WT MUTUAL FUND
                            1100 NORTH MARKET STREET
                              WILMINGTON, DE 19890




                                November 1, 2010

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


     Re:    WT Mutual Fund
            1933 Act File No. 033-84762
            1940 Act File No. 811-08648
            ---------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned certifies on behalf of WT Mutual Fund (the "Trust") that the form of prospectuses for the Wilmington Prime Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Multi-Manager International Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund dated November 1, 2010 (the "Prospectuses") and statement of additional information for the Wilmington Prime Money Market Fund, Wilmington Tax-Exempt Money Market Fund, Wilmington U.S. Government Money Market Fund, Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund, Wilmington Short/Intermediate-Term Bond Fund, Wilmington Multi-Manager International Fund, Wilmington Multi-Manager Real Asset Fund, Wilmington Large-Cap Strategy Fund, Wilmington Small-Cap Strategy Fund, Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund dated November 1, 2010 (the "SAI") that would have been filed under Rule 497(c) of the 1933 Act did not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 50 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on October 28, 2010 (SEC Accession No. 0001135428-10-000491).

     Please contact the undersigned at (302) 651-8540 to discuss any questions or comments.

                                    Very truly yours,

                                    /S/ EDWARD W. DIFFIN, JR.
                                    ------------------------------------
                                    Edward W. Diffin, Jr.
                                    Secretary

cc:   Mr. John Kelley
      John M. Ford, Esq.